Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of components of net debt [abstract]
Interest-bearing loans and borrowings nominal - fixed rate	€ (9,107)	€ (7,844)
Derivative financial instruments - fixed rate	1,726	1,505
Net fixed rate debt including derivatives	(7,381)	(6,339)
Interest-bearing loans and borrowings nominal - floating rate	(157)	(70)
Adjustment of debt from nominal to book value	(52)	(67)
Derivative financial instruments - currency floating rate	(1,740)	(1,455)
Gross debt including derivative financial instruments	(9,330)	(7,931)
Cash and cash equivalents - floating rate (note 24)	2,346	2,135
Group net debt	(6,984)	(5,796)	€ (5,297)	€ (6,618)
Cash at bank and in hand reclassified as held for sale (note 24)		(20)
Bank overdrafts reclassified as held for sale (note 25)		5
Group net debt excluding net debt reclassified as held for sale	€ (6,984)	€ (5,811)	€ (5,297)
Net fixed rate debt including derivatives	3.50%	3.30%
Gross debt including derivative financial instruments	3.60%	4.20%
Net fixed rate debt including derivatives	9 years 9 months 18 days	9 years 2 months 12 days